Quarterly Holdings Report
for
Fidelity Advisor® Global Real Estate Fund
April 30, 2024
AGRE-NPRT3-0624
1.9879814.107
Common Stocks - 98.5%
	Shares	Value ($)
Australia - 4.8%
Arena (REIT) unit	30,398	71,721
Charter Hall Retail REIT	30,908	65,950
National Storage REIT unit	27,140	37,424
Scentre Group unit	37,658	76,259
TOTAL AUSTRALIA		251,354
Belgium - 0.7%
Xior Student Housing NV (a)	1,230	36,754
Xior Student Housing NV:
rights (a)(b)	1,190	663
rights (a)(b)	1,190	1,544
TOTAL BELGIUM		38,961
Canada - 4.1%
Boardwalk (REIT)	1,954	100,592
Dream Industrial (REIT)	12,422	111,980
TOTAL CANADA		212,572
France - 2.5%
ARGAN SA	343	27,014
Covivio	1,322	66,112
Covivio rights (a)(b)	1,302	4,585
Unibail-Rodamco-Westfield NV	385	32,245
TOTAL FRANCE		129,956
Germany - 1.9%
LEG Immobilien AG	400	34,116
Vonovia SE	2,216	64,034
TOTAL GERMANY		98,150
Hong Kong - 1.1%
Link (REIT)	13,473	57,729
Japan - 9.6%
Advance Residence Investment Corp.	21	45,402
GLP J-REIT	22	17,893
Katitas Co. Ltd.	1,680	20,240
LaSalle Logiport REIT	76	76,227
Mitsubishi Estate Co. Ltd.	5,950	109,032
Mitsui Fudosan Co. Ltd.	17,352	176,592
Mitsui Fudosan Logistics Park, Inc.	19	54,508
TOTAL JAPAN		499,894
Singapore - 3.1%
CapitaLand Integrated Commercial Trust	77,097	109,901
Mapletree Pan Asia Commercial Trust	18,024	16,517
UOL Group Ltd.	8,003	34,171
TOTAL SINGAPORE		160,589
Spain - 1.9%
Lar Espana Real Estate Socimi SA (a)	4,700	34,258
Merlin Properties Socimi SA	5,670	64,201
TOTAL SPAIN		98,459
Sweden - 1.7%
Catena AB	1,723	76,141
Swedish Logistic Property AB (a)	3,717	11,232
TOTAL SWEDEN		87,373
United Kingdom - 8.3%
Assura PLC	112,720	58,058
Grainger Trust PLC	44,712	143,306
Helical PLC	6,613	16,857
Londonmetric Properity PLC	9,800	24,075
Segro PLC	5,750	60,928
Shaftesbury Capital PLC	33,854	56,981
Unite Group PLC	6,028	69,900
TOTAL UNITED KINGDOM		430,105
United States of America - 58.8%
American Homes 4 Rent Class A	2,676	95,801
Americold Realty Trust	2,206	48,466
Apartment Income (REIT) Corp.	640	24,563
CubeSmart	2,788	112,747
DiamondRock Hospitality Co.	7,588	67,533
Digital Realty Trust, Inc.	1,165	161,679
Elme Communities (SBI)	1,005	15,236
Equinix, Inc.	374	265,955
Equity Lifestyle Properties, Inc.	467	28,155
Equity Residential (SBI)	1,651	106,324
Extra Space Storage, Inc.	606	81,374
Flagship Communities (REIT)	4,953	74,889
Gaming & Leisure Properties	507	21,664
Invitation Homes, Inc.	1,984	67,853
Kimco Realty Corp.	6,781	126,330
Mid-America Apartment Communities, Inc.	892	115,960
NNN (REIT), Inc.	3,062	124,103
Phillips Edison & Co., Inc.	857	28,024
Prologis, Inc.	4,096	417,999
Public Storage	737	191,215
Realty Income Corp.	914	48,936
Regency Centers Corp.	637	37,723
Ryman Hospitality Properties, Inc.	277	29,218
SITE Centers Corp.	2,956	39,876
STAG Industrial, Inc.	1,040	35,766
Sun Communities, Inc.	1,027	114,326
Tanger, Inc.	789	22,368
Terreno Realty Corp.	527	28,642
UDR, Inc.	3,215	122,427
Urban Edge Properties	2,847	47,630
Ventas, Inc.	5,240	232,027
Welltower, Inc.	1,344	128,056
TOTAL UNITED STATES OF AMERICA		3,062,865
TOTAL COMMON STOCKS (Cost $4,708,779)		5,128,007

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $93,981)	93,962	93,981

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $4,802,760)	5,221,988
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(17,189)
NET ASSETS - 100.0%	5,204,799

Legend

(a)	Non-income producing
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	128,414	485,722	520,155	2,891	-	-	93,981	0.0%
Total	128,414	485,722	520,155	2,891	-	-	93,981

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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